Accrued Expenses and Other Long Term Liabilities - Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Accrued expenses	$ 15,661	$ 13,617
Compensation and benefits [Member]
Accrued expenses	7,535	5,090
Restructuring [Member]
Accrued expenses	1,967	1,813
Sales use and other taxes [Member]
Accrued expenses	951	614
Other accrued expenses [Member]
Accrued expenses	$ 5,208	$ 6,100